Supplemental Cash Flow Information (Cash Paid for Interest and Income Taxes) (Details) (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Supplemental Cash Flow Information
Income taxes, net of refunds	$ 38,340	$ 20,052	$ 5,219
Interest, net of amounts capitalized	$ 25,810	$ 23,923	$ 34,473